Partners' Capital	12 Months Ended
Dec. 31, 2023
Partners' Capital [Abstract]
Partners' Capital	Partners’ Capital
As of December 31, 2023, Energy Transfer and its subsidiaries owned 28,463,967 common units, which constitutes a 28.2% limited partner interest in the Partnership. As of December 31, 2023, our wholly owned consolidated subsidiaries owned 16,410,780 Class C units representing limited partner interests in the Partnership (the “Class C Units”) and the public owned 55,944,047 common units.
Common Units
Common unit activity for the years ended December 31, 2023 and 2022 was as follows:

Number of Units
Number of common units at December 31, 2021	83,670,950
Phantom unit vesting	383,815
Number of common units at December 31, 2022	84,054,765
Phantom unit vesting	353,249
Number of common units at December 31, 2023	84,408,014
Allocation of Net Income
Our Partnership Agreement contains provisions for the allocation of net income and loss to the unitholders. For purposes of maintaining partner capital accounts, the Partnership Agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to Energy Transfer.
The calculation of net income allocated to common unitholders was as follows:

	Year Ended December 31,
	2023	2022	2021
Attributable to Common Units
Distributions declared	$284	$277	$275
Distributions (in excess of) less than net income	27	120	171
Common unitholders’ interest in net income	$311	$397	$446
Class C Units
The Partnership has outstanding an aggregate of 16,410,780 Class C Units, all of which are held by wholly owned subsidiaries of the Partnership.
Class C Units (i) are not convertible or exchangeable into Common Units or any other units of the Partnership and are non-redeemable; (ii) are entitled to receive distributions of available cash of the Partnership (other than available cash derived from or attributable to any distribution received by the Partnership from Sunoco Retail, the proceeds of any sale of the membership interests of Sunoco Retail, or any interest or principal payments received by the Partnership with respect to indebtedness of Sunoco Retail or its subsidiaries) at a fixed rate equal to $0.8682 per quarter for each Class C Unit outstanding; (iii) do not have the right to vote on any matter except as otherwise required by any non-waivable provision of law; (iv) are not allocated any items of income, gain, loss, deduction or credit attributable to the Partnership’s ownership of, or sale or other disposition of, the membership interests of Sunoco Retail, or the Partnership’s ownership of any indebtedness of Sunoco Retail or any of its subsidiaries (“Sunoco Retail Items”); (v) will be allocated gross income (other than from Sunoco Retail Items) in an amount equal to the cash distributed to the holders of Class C Units and (vi) will be allocated depreciation, amortization and cost recovery deductions as if the Class C Units were Common Units and 1% of certain allocations of net termination gain (other than from Sunoco Retail Items).
Pursuant to the terms described above, these distributions do not have an impact on the Partnership’s consolidated cash flows and as such, are excluded from total cash distributions and allocation of limited partners’ interest in net income.
Incentive Distribution Rights
The following table illustrates the percentage allocations of available cash from operating surplus between our common unitholders and the holder of our IDRs based on the specified target distribution levels, after the payment of distributions to Class C unitholders. The amounts set forth under “marginal percentage interest in distributions” are the percentage interests of our IDR holder and the common unitholders in any available cash from operating surplus we distribute up to and including the corresponding amount in the column “total quarterly distribution per common unit target amount.” The percentage interests shown for our common unitholders and our IDR holder for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. Energy Transfer currently owns our IDRs.

		Marginal percentage interest in distributions
	Total quarterly distribution per Common unit target amount	Common Unitholders	Holder of IDRs
Minimum Quarterly Distribution	$0.4375	100%	—
First Target Distribution	Above $0.4375 up to $0.503125	100%	—
Second Target Distribution	Above $0.503125 up to $0.546875	85%	15%
Third Target Distribution	Above $0.546875 up to $0.656250	75%	25%
Thereafter	Above $0.656250	50%	50%
Cash Distributions
Our Partnership Agreement sets forth the calculation used to determine the amount and priority of cash distributions that the common unitholders receive.
Cash distributions paid or to be paid were as follows:

	Common Units
Payment Date	Per Unit Distribution	Total Cash Distribution	Distribution to IDR Holders
February 19, 2021	$0.8255	$69	$18
May 19, 2021	0.8255	69	18
August 19, 2021	0.8255	69	18
November 19, 2021	0.8255	69	18
February 18, 2022	0.8255	69	18
May 19, 2022	0.8255	69	18
August 19, 2022	0.8255	69	18
November 18, 2022	0.8255	69	18
February 21, 2023	0.8255	69	18
May 22, 2023	0.8420	71	19
August 21, 2023	0.8420	71	19
November 20, 2023	0.8420	71	19
February 20, 2024	0.8420	71	19